Divestitures	12 Months Ended
Dec. 31, 2014
Divestitures
Divestitures
Divestitures

Bucyrus Distribution Business Divestitures

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  These transitions occurred in phases based on the mining business opportunity within each dealer territory and were substantially complete by the end of 2014.

The portions of the Bucyrus distribution business that were sold did not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures. The gain or loss on disposal, along with the continuing operations of these disposal groups, has been reported in the Resource Industries segment. Goodwill was allocated to each disposal group using the relative fair value method. The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business was included in the disposal groups. The disposal groups were recorded at the lower of their carrying value or fair value less cost to sell. In 2014, 2013 and 2012, we recorded asset impairment charges of $4 million, $11 million and $27 million respectively, related to disposal groups being sold to Caterpillar dealers. Fair value was determined based upon the negotiated sales price. The impairments were recorded in Other operating (income) expenses and included in the Resource Industries segment. The portions of the distribution business that were sold were not material to our results of operations, financial position or cash flow.

In 2014, we completed 32 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $199 million. For the full year 2014, after-tax profit was unfavorably impacted by $22 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $21 million of income related to sales transactions, a net unfavorable adjustment of $14 million related to prior sale transactions (both included in Other operating (income) expenses), costs incurred related to the Bucyrus distribution divestiture activities of $25 million (included in Selling, general and administrative expenses) and income tax of $4 million.

Assets sold in 2014 included customer relationship intangibles of $82 million, other assets of $24 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $63 million related to the divested portions of the Bucyrus distribution business.

As part of the 2014 divestitures, Cat Financial provided $20 million of financing to two of the Caterpillar dealers.

In 2013, we completed 19 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $467 million. For the full year 2013, after-tax profit was unfavorably impacted by $39 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $95 million of income related to sales transactions, a $34 million unfavorable adjustment due to a change in estimate to increase the reserve for parts returns related to prior sale transactions (both included in Other operating (income) expenses), costs incurred related to the Bucyrus distribution divestiture activities of $104 million (included in Selling, general and administrative expenses) and an income tax benefit of $4 million.

Assets sold in 2013 included customer relationship intangibles of $127 million, other assets of $65 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $56 million related to the divested portions of the Bucyrus distribution business.

As part of the 2013 divestitures, Cat Financial provided $132 million of financing to five of the Caterpillar dealers.

In 2012, we completed 12 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $1,436 million. For the full year 2012, after-tax profit was unfavorably impacted by $28 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $310 million of income (included in Other operating (income) expenses) related to sales transactions, offset by costs incurred related to the Bucyrus distribution divestiture activities of $177 million (included in Selling, general and administrative expenses) and income tax of $161 million.

Assets sold in 2012 included customer relationship intangibles of $256 million, other assets of $254 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $405 million related to the divested portions of the Bucyrus distribution business.

As part of the 2012 divestitures, Cat Financial provided $739 million of financing to five of the Caterpillar dealers.

Third Party Logistics Business Divestiture

On July 31, 2012, Platinum Equity acquired a 65 percent equity interest in Caterpillar Logistics Services LLC, the third party logistics division of our wholly owned subsidiary, Caterpillar Logistics Inc., for $567 million subject to certain working capital adjustments. The purchase price of $567 million was comprised of a $107 million equity contribution from Platinum Equity to, and third party debt raised by, Caterpillar Logistics Services LLC. The sale of the third party logistics business supports Caterpillar's increased focus on the continuing growth opportunities in its core businesses. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest.

As a result of the divestiture, we recorded a pretax gain of $278 million (included in Other operating (income) expenses). In addition, we recognized $8 million of incremental incentive compensation expense. The fair value of our retained noncontrolling interest was $58 million, as determined by the $107 million equity contribution from Platinum Equity, and was included in Investments in unconsolidated affiliated companies in Statement 3. The disposal did not qualify as discontinued operations because Caterpillar has significant continuing involvement through its noncontrolling interest. The financial impact of the disposal was reported in the All Other operating segments. Results for our remaining interest will be recorded in Equity in profit (loss) of unconsolidated affiliated companies and are reported in the All Other operating segments.

The controlling financial interest in Caterpillar Logistics Services LLC was not material to our results of operations, financial position or cash flow.